Restructuring Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
A summary of the restructuring liability included in accrued liabilities within our consolidated balance sheet is as follows (in thousands):

	June 30, 2014				December 31, 2013
	Unoccupied Space	Facility Closing Costs	Metalrax Employee Costs	Total	Unoccupied Space	Facility Closing Costs	Metalrax Employee Costs	Total
Balance - Beginning of the period	$—	$81	$—	$81	$176	$251	$—	$427
Provisions	—	191	—	191	(164)	241	213	290
Utilizations	—	(115)	—	(115)	(12)	(411)	(213)	(636)
Currency	—	—	—	—	—	—	—	—
Balance - End of the period	$—	$157	$—	$157	$—	$81	$—	$81

A summary of the restructuring liability included in accrued liabilities within our consolidated balance sheet for the years ended December 31 is as follows (in thousands):

	2013				2012
	Unoccupied Space	Facility Closing Costs	Metalrax Employee Costs	Total	Unoccupied Space	Facility Closing Costs	Total
Balance - Beginning of the year	$176	$251	$—	$427	$—	$792	$792
Provisions	(164)	241	213	290	612	—	612
Utilizations	(12)	(411)	(213)	(636)	(436)	(541)	(977)
Currency	—	—	—	—	—	—	—
Balance - End of the year	$—	$81	$—	$81	$176	$251	$427